Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Other Payables [Abstract]
Schedule of Other Payables
	December 31,
	2023	2022
Employees and payroll accruals	$388	$484
Accrued expenses	461	756
	$849	$1,240